Property and Equipment, Net - Schedule of Classification of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation	$ (1,100)	$ (1,113)	$ (1,106)
Subscription Cost [Member]
Property, Plant and Equipment [Line Items]
Depreciation	(69)	(111)	(136)
Services Cost [Member]
Property, Plant and Equipment [Line Items]
Depreciation	(47)	(67)	(75)
General and Administrative [Member]
Property, Plant and Equipment [Line Items]
Depreciation	(178)	(198)	(199)
Sales and Marketing [Member]
Property, Plant and Equipment [Line Items]
Depreciation	(338)	(305)	(274)
Research and Development [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ (468)	$ (432)	$ (422)